Stock-Based Compensation - Grand Date Fair Value (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2022	Sep. 30, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Grant date fair value of options granted (in dollars per share)	$ 2.02	$ 0.7
Intrinsic value of options exercised	$ 5.3	$ 2.6
Grant date fair value of stock options vested	0.3	0.0
Unrecognized stock-based compensation expense	$ 2.1	$ 2.3
Unrecognized stock-based compensation expense recognition period	1 year 10 months 24 days	1 year 10 months 24 days
MARIADB CORPORATION AB [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Grant date fair value of options granted (in dollars per share)			$ 0.0038	$ 0.0008
Intrinsic value of options exercised			$ 2.1	$ 0.2
Grant date fair value of stock options vested			0.5	0.4
Unrecognized stock-based compensation expense			$ 2.3	$ 0.7
Unrecognized stock-based compensation expense recognition period			1 year 10 months 24 days	2 years 3 months 18 days